Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Results of equity-accounted investments	$ (22)	$ (9)	$ 13	$ 341
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021			546	509
Investments			10	14
Transfer to assets held for sale				1
Restructuring, capital decrease and others				(1)
Results of equity-accounted investments			54	157
Translation adjustment			3	2
Other comprehensive income				1
Dividends			(57)	(105)
Balance at June 30, 2022	556	578	556	578
Associates [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021			1,020	1,001
Investments			7	5
Transfer to assets held for sale				(59)
Restructuring, capital decrease and others			1	(14)
Results of equity-accounted investments			(41)	184
Translation adjustment			(104)	(16)
Other comprehensive income			206	144
Dividends			(1)	(106)
Balance at June 30, 2022	$ 1,088	$ 1,139	$ 1,088	$ 1,139